BENEFIT PLAN (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Defined contribution benefit plan expense	$ 0.6	$ 0.2	$ 0.1